SCHEDULE OF INVENTORY (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 263,800	$ 176,440	$ 97,636
Work in process
Finished goods	1,021,030	836,359
Inventory	$ 1,284,830	$ 1,012,799	$ 97,636